Basis of preparation	12 Months Ended
Dec. 31, 2019
Basis of preparation
Basis of preparation

2 Basis of preparation

The corporate reorganization, as described above, is considered a continuation of the Centogene group resulting in no change in the carrying values of assets or liabilities. As a result, the financial statements for periods prior to the IPO and the corporate reorganization are the financial statements of Centogene AG as the predecessor to the Company for accounting and reporting purposes. Unless otherwise specified, “the Company” refers to Centogene N.V., and Centogene AG throughout the remainder of these notes, while “the Group” refers to Centogene N.V., Centogene AG and its subsidiaries.

The consolidated financial statements of the Group were prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”).   The accounting policies used in the fiscal year 2019 generally correspond to the policies applied by Centogene AG in the prior year, except for certain amendments to the standards which are effective for annual periods beginning on or after January 1, 2019 (see note 3).  In addition, certain prior period information has been reclassified to conform with current year presentation (see note 17).

These consolidated financial statements are presented in euro, which is the Group’s functional currency. Unless otherwise specified, all financial information presented in euro is rounded to the nearest thousand (EUR k) in line with customary commercial practice.